Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 96,632	$ 96,278
Trade and other receivables	379	365
Value added taxes recoverable (note 9)	15,571	8,659
Inventory (note 8)	29,451	22,446
Prepaid expenses	3,142	2,824
Restricted cash		2,290
Total current assets	145,175	132,862
Non-current financial assets
Restricted cash	1,011	1,142
Value added taxes recoverable (note 9)	826	5,229
Long term inventory (note 8)	5,627	4,096
Property, plant and equipment (note 10)	211,719	224,416
Exploration and evaluation properties (note 11)	170,000	242,743
Deferred tax asset		2,405
Other non-current assets	1,420	923
TOTAL ASSETS	535,778	613,816
Current liabilities
Trade payables and accrued liabilities (note 12)	20,656	19,675
Current portion of long term debt (note 13)		45,000
Income taxes payable	8,002	33,102
Total current liabilities	28,658	97,777
Non-Current
Lease obligations (note 14)	1,993	2,327
Long term debt (note 13)	88,350	100,795
Deferred revenue	8,176	7,500
Site closure provisions (note 15)	7,424	8,261
Other long term liabilities	443	172
Deferred tax liabilities	193
TOTAL LIABILITIES	135,237	216,832
SHAREHOLDERS' EQUITY
Share capital (note 16)	474,361	445,316
Reserves	24,387	24,009
Accumulated other comprehensive loss	(439)	(1,583)
Accumulated deficit	(97,768)	(70,758)
TOTAL SHAREHOLDERS' EQUITY	400,541	396,984
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 535,778	$ 613,816